[LOGO] Eastern Point /(R)/
Advisors


                       Eastern Point Advisors Twenty Fund

                               SEMI-ANNUAL REPORT

                                 March 31, 2003

A Message to Shareholders
--------------------------------------------------------------------------------

Dear Twenty Fund Shareholder,

First quarter corporate earnings began rolling in last month; and contrary to warnings that the uncertainties over the war in Iraq, rising energy costs and the negative impact of the long, cold winter on retail sales would all reduce profits; corporate America's earnings are surpassing expectations. In fact, many economists are saying that the combination of corporate cost-cutting, low interest rates and a weaker dollar are the best news for earnings since the end of the economic slowdown in late 2001. Even some companies in the technology and telecommunications sectors are showing signs of life.

What does this mean to current and prospective Eastern Point Advisors Twenty Fund investors? Simply that our disciplined approach to stock selection will continue to provide value to shareholders. Earnings have at all times been an integral part of our selection process and greater-than-expected first quarter earnings should provide an expanded field of stocks from which to choose. An expanded pool of stocks from which to select should translate into improved prospects for our portfolio.

The third year of post-boom sluggish growth will continue to make our task difficult, but we are confident that we can continue to add value and maintain favorable positioning for both the short term and the future.

Sincerely,

Frederick F. Sears, Jr.
Portfolio Manager

May 12, 2003

Eastern Point Advisors Twenty Fund
-------------------------------------------------------------
SCHEDULE OF INVESTMENTS            March 31, 2003 (unaudited)
-------------------------------------------------------------

Number of                                 Market
 Shares   Security Description            Value
--------- --------------------          ----------
          COMMON STOCK -- 98.50%
          AEROSPACE/DEFENSE -- 3.32%
    3,400 United Technologies.......... $  196,452
                                        ----------
          BUILDING-RESIDENTIAL -- 0.74%
    1,140 MDC Holdings, Inc............     43,753
                                        ----------
          CONSUMER PRODUCTS -- 7.73%
    4,000 Johnson Controls Inc.........    289,760
    5,400 Liz Claiborne................    166,968
                                        ----------
                                           456,728
                                        ----------
          ELECTRIC -- 5.18%
   12,000 General Electric.............    306,000
                                        ----------
          FINANCIAL -- 15.43%
    6,500 Comerica.....................    246,220
    3,100 First Tennessee National.....    123,101
    8,000 H & R Block, Inc.............    341,520
    9,000 Nuveen Investments Inc "A"...    201,150
                                        ----------
                                           911,991
                                        ----------
          INSURANCE -- 17.61%
    9,000 Ace Ltd......................    260,550
    6,500 American International.......    321,425
    6,800 Brown & Brown................    212,908
   10,000 Arthur J. Gallagher..........    245,500
                                        ----------
                                         1,040,383
                                        ----------
          LOTTERY SERVICES -- 7.18%
   13,000 Gtech Holdings...............    424,580
                                        ----------
          MACHINERY -- 5.23%
   11,000 Graco Inc....................    309,100
                                        ----------
          MEDICAL -- 18.96%
    8,000 Abbott Labs..................    300,880
   10,000 Biovail Corporation*.........    398,700
    5,000 Lincare Holdings*............    153,450
   15,000 Schering Plough..............    267,450
                                        ----------
                                         1,120,480
                                        ----------
          RESTAURANT -- 5.14%
   21,000 McDonalds....................    303,660
                                        ----------

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued) March 31, 2003 (unaudited)
--------------------------------------------------------------

Number of                                Market
 Shares   Security Description           Value
--------- --------------------         ----------
          RETAIL (continued) -- 11.97%
   20,000 BJ Wholesale Club*.......... $  226,000
    9,500 Dollar Tree Stores*.........    189,050
   12,000 Home Depot..................    292,320
                                       ----------
                                          707,370
                                       ----------
          TOTAL INVESTMENTS -- 98.50%
           (Cost: $5,566,519 )**...... $5,820,497
                                       ----------

          OTHER ASSETS, NET -- 1.50%..     88,768
                                       ----------
          NET ASSETS -- 100.00%....... $5,909,265
                                       ==========

-------------
* Non-income producing
**Cost for Federal income tax purpose is $5,566,519 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $ 425,193
                    Gross unrealized depreciation  (171,215)
                                                  ---------
                    Net unrealized appreciation.. $ 253,978
                                                  =========

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES March 31, 2003 (unaudited)
--------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $5,566,519) (Notes 2 & 7).         $ 5,820,497
  Cash...............................................................              87,350
  Receivables:
    Dividends........................................................ $10,300
    Capital stock sold...............................................     912
    Due from investment advisor (Note 4).............................  13,027
                                                                      -------
                                                                                   24,239
  Prepaid assets.....................................................               7,475
                                                                              -----------
  Total Assets.......................................................           5,939,561
                                                                              -----------
LIABILITIES
  Accrued 12b-1 fees.................................................               6,710
  Accrued expenses...................................................              23,586
                                                                              -----------
  Total Liabilities..................................................              30,296
                                                                              -----------
  NET ASSETS.........................................................         $ 5,909,265
                                                                              ===========
Class A Shares
NET ASSETS...........................................................         $ 5,360,546
                                                                              ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,360,546 / 619,564 shares outstanding)...........................         $      8.65
                                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE
 ($8.65 X 100/94.25).................................................         $      9.18
                                                                              ===========
Class C Shares
NET ASSETS...........................................................         $   548,719
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($548,719 / 68,818 shares outstanding)..............................         $      7.97
                                                                              ===========
  At March 31, 2003 components of net assets are:
    Paid in capital (Note 1).........................................         $ 9,873,241
    Accumulated net investment loss..................................            (134,523)
    Accumulated net realized loss on investments.....................          (4,083,431)
    Net unrealized appreciation of investments.......................             253,978
                                                                              -----------
  Net Assets.........................................................         $ 5,909,265
                                                                              ===========

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
-------------------------------------------------------------
                                     For the Six Months Ended
STATEMENT OF OPERATIONS            March 31, 2003 (unaudited)
-------------------------------------------------------------

  INVESTMENT INCOME
    Dividend income........................................ $32,836
    Interest income........................................     159
                                                            -------
    Total income...........................................         $  32,995
                                                                    ---------
  EXPENSES
    Investment advisory fees (Note 4)......................  49,530
    12b-1 fees--Class A (Note 6)...........................   7,519
    12b-1 fees--Class C (Note 6)...........................   2,970
    Recordkeeping and administrative services (Note 5).....  15,145
    Legal and audit fees...................................   5,742
    Transfer agent fees....................................  78,431
    Custodian and accounting fees..........................  36,088
    Shareholder servicing and reports......................   4,717
    Registration...........................................  13,608
    Miscellaneous..........................................   2,569
                                                            -------
    Total expenses.........................................           216,319
    Management fee waiver and reimbursed expenses (Note 4).           (48,801)
    Net expenses...........................................           167,518
                                                                    ---------
    Net investment loss....................................          (134,523)
                                                                    ---------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments.......................          (593,845)
    Net increase in unrealized appreciation on investments.           431,125
                                                                    ---------
    Net loss on investments................................          (162,720)
                                                                    ---------
    Net decrease in net assets resulting from operations...         $(297,243)
                                                                    =========

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
---------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------

                                                        Six months ended
                                                         March 31, 2003      Year ended
                                                          (unaudited) September
30, 2002
                                                        ---------------- ------------------
OPERATIONS
  Net investment loss..................................   $  (134,523)       $ (375,889)
  Net realized loss on investments.....................      (593,845)         (546,559)
  Change in net unrealized appreciation of
   investments.........................................       431,125           933,578
                                                          -----------        ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................      (297,243)           11,130

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets resulting from
   capital share transactions*--A Class................      (815,522)          197,064
  Net decrease in net assets resulting from capital
   share transactions*--C Class........................       (73,492)         (239,194)
                                                          -----------        ----------
  Net decrease in net assets...........................    (1,186,257)          (31,000)
  Net assets at beginning of period....................     7,095,522         7,126,522
                                                          -----------        ----------
NET ASSETS at the end of period........................   $ 5,909,265        $7,095,522
                                                          ===========        ==========

* A summary of capital share transactions follows:

                                Six months ended
                                 March 31, 2003          Year ended
                                  (unaudited)        September 30, 2002
      A Class Shares          -------------------  ---------------------
                               Shares     Value     Shares      Value
                              --------  ---------  --------  -----------
      Shares sold............    8,737  $ 138,953   321,660  $ 3,515,731
      Shares redeemed........ (111,802)  (954,475) (313,330)  (3,318,667)
                              --------  ---------  --------  -----------
      Net increase (decrease) (103,065) $(815,522)    8,330  $   197,064
                              ========  =========  ========  ===========

                                Six months ended
                                 March 31, 2003          Year ended
                                  (unaudited)        September 30, 2002
      C Class Shares          -------------------  ---------------------
                               Shares     Value     Shares      Value
                              --------  ---------  --------  -----------
      Shares sold............    1,947  $  14,930     8,776  $    92,549
      Shares redeemed........  (10,768)   (88,422)  (33,639)    (331,743)
                              --------  ---------  --------  -----------
      Net decrease...........   (8,821) $ (73,492)  (24,863) $  (239,194)
                              ========  =========  ========  ===========


            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
---------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------

For a share outstanding throughout each period

                                                                Six months ended
                                                                  March 31, 2003
                                                                     (unaudited)
                                                              -----------------
                                                               Class A    Class C
                                                              -------    -------
Per Share Operating Performance
Net asset value, beginning of period......................... $ 8.93     $ 8.26
                                                              ------     ------
Income from investment operations:
  Net investment loss [B]....................................  (0.20)     (0.18)
  Net realized and unrealized gain (loss) on investments [B].  (0.08)     (0.11)
                                                              ------     ------
Total from investment operations.............................  (0.28)     (0.29)
                                                              ------     ------
Less distributions from capital gains........................     --         --
                                                              ------     ------
Net asset value, end of period............................... $ 8.65     $ 7.97
                                                              ======     ======
Total Return.................................................  (3.11%)    (3.47%)
                                                              ======     ======
Ratios/Supplemental Data
Net assets, end of period (000's)............................ $5,361     $  549
Ratio to average net assets:
  Net investment loss........................................  (4.00%)**  (4.75%)**
  Operating expenses.........................................   5.00%**    5.75%**
  Operating expenses excluding reimbursements and waivers....   6.48%**    7.23%**
  Net investment loss excluding reimbursements and waivers...  (5.48%)**  (6.23%)**
Portfolio turnover rate......................................    231%       231%

--------------------------------------------------------------------------------
* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999; Class C commenced operations on October 29, 1999.
**Annualized
/(A)/Total return from Inception.

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
---------------------------------------
FINANCIAL HIGHLIGHTS (continued)
---------------------------------------


              Years ended September 30,
        -----------------------------------         Period Ended
              2002               2001            September 30, 2000*
        ---------------   -----------------   -------------------
        Class A  Class C   Class A   Class C    Class A      Class C
        -------  -------  -------   -------   -------      -------
        $ 8.80   $ 8.17   $ 15.41   $ 14.44   $10.00       $10.00
        ------   ------   -------   -------   ------       ------
         (0.45)   (0.53)    (0.46)    (0.53)   (0.65)       (0.74)
          0.58     0.62     (5.79)    (5.38)    6.06         5.18
        ------   ------   -------   -------   ------       ------
          0.13     0.09     (6.25)    (5.91)    5.41         4.44
        ------   ------   -------   -------   ------       ------
            --       --     (0.36)    (0.36)      --           --
        ------   ------   -------   -------   ------       ------
        $ 8.93   $ 8.26   $  8.80   $  8.17   $15.41       $14.44
        ======   ======   =======   =======   ======       ======
          1.48%    1.10%   (40.96%)  (41.37%)  54.10%/[A]/  44.40%/[A]/
        ======   ======   =======   =======   ======       ======
        $6,454      642   $ 6,289   $   837   $9,587       $1,352
         (4.42%)  (5.17%)   (4.11%)   (4.86%)  (4.64%)**    (4.98%)**
          5.00%    5.75%     5.00%     5.75%    5.00%**      5.34%**
          5.88%    6.63%     5.15%     5.90%    7.07%**      7.82%**
         (5.30%)  (6.05%)   (4.26%)   (5.01%)  (6.71%)**    (7.46%)**
           469%     469%      674%      674%     606%         606%

--------------------------------------------------------------------------------

            Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS      March 31, 2003 (unaudited)
-------------------------------------------------------------

(1)Organization

  Eastern Point Advisors Fund Trust, formerly, Investors Capital Funds Trust, (the "Trust") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Trust currently consists of one non-diversified series, the Eastern Point Advisors Twenty Fund (the "Fund").
  The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

(2)Significant Accounting Policies

  The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A.Security Valuation.

     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available , or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

   B.Security Transactions and Related Income.

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified

Eastern Point Advisors Twenty Fund
---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (continued) March 31, 2003 (unaudited)
---------------------------------------------------------------------

     cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C.Federal Income Taxes.

     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

(3)Distributions to Shareholders

  Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference between book and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

(4)Investment Advisor

  Eastern Point Advisors, Inc. serves as the Fund's Advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point Advisors shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Eastern Point Advisors receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class. The waiver may be terminated by Eastern Point Advisors at any time. For the six months ended March 31, 2003, the advisor waived fees of $35,774 and reimbursed expenses of $13,027. As of March 31, 2003, the Fund was owed $13,027 from the Advisor.

(5)Administrator

  Commonwealth Shareholders Services, Inc. ("CSS") (the "Administrator") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the fund with office space and personnel to assist the Fund in managing its daily business affairs. Prior to December, 2002, administrative services were provided to the Fund by PFPC Inc.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued) March 31, 2003 (unaudited)
--------------------------------------------------------------------


(6)Distribution Plan and Other Transactions with Affiliates

  Investors Capital Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors. Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

  Class C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

  The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.
  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued) March 31, 2003 (unaudited)
--------------------------------------------------------------------


BrokerCommissions

  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the six months ended March 31, 2003, the Fund incurred $37,780 in brokerage commissions with ICC.
  During the six months ended March 31, 2003, ICC received underwriting fees of $551 and also retained dealer's commission of $39,280 in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(7)Security Transactions

  The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2003, aggregated $15,015,838 and $14,197,998, respectively.

(8)Tax Matters

  As of September 30, 2002, the Eastern Point Advisors Twenty Fund had a capital loss carryforward of $3,412,451 which will expire September 30, 2010. This Fund had realized capital losses of $32,154 for financial reporting purposes at September 30, 2002, which have been deferred for Federal income tax purposes.

[LOGO] Eastern Point /(R)/
Advisors


      Board of Trustees and Officers

                     Theodore E. Charles, Robert T. Martin,
                           President, Trustee Trustee

Timothy B. Murphy,     John S. Rando,
Treasurer, Trustee     Trustee

C. David Weller, Esq., Arthur E. Stickney, Secretary Trustee Legal Counsel
------------------------------------------

                         Distributor
                Investors Capital Corporation
                 230 Broadway East, Suite 203
                     Lynnfield, MA 01940

          Custodian                       Auditor
Brown Brothers Harriman & Co. Briggs, Bunting & Dougherty, LLP
       40 Water Street        Two Penn Center Plaza, Suite 820
      Boston, MA 02109          Philadelphia, PA 19102-1732

                        Transfer Agent
                      Fund Services Inc.
                    Post Office Box 26305
                   Richmond, Virginia 23260


-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
-------------------------------------------------------------------------------